Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Valuation allowance, Deferred tax asset, Increase, Amount	$ 439,280,000	$ 39,082,000
Percenetage of stockholders determining cumulative change in ownership	5.00%
Percentage points used in determining cumulative change in ownership	50.00%
Uncertain tax positions	$ 0	0
Unrecognized tax benefits, Income tax penalties and interest accrued	0	$ 0
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	$ 665,200,000
Operating loss expiration year	2029
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Operating loss expiration year	2029
Tax credit carryforward, Amount	$ 23,300,000
Domestic Tax Authority [Member] | Begin To Expire In 2029 [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	139,200,000
Domestic Tax Authority [Member] | Carried Forward Indefinitely [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	526,000,000.0
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	$ 529,300,000
Operating loss expiration year	2029
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Operating loss expiration year	2030
Tax credit carryforward, Amount	$ 18,000,000.0
State and Local Jurisdiction [Member] | Begin To Expire In 2029 [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	485,900,000
State and Local Jurisdiction [Member] | Carried Forward Indefinitely [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	$ 43,400,000